Financial assets (Details) € in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)
Financial assets
Purchase of financial assets	€ 17,549		€ 59,171
Proceeds from maturity of financial instruments	45,067		€ 46,145
Financial Assets	20,257				€ 51,369
USD term deposits
Financial assets
Purchase of financial assets	14,500	$ 16.0
Proceeds from Expiration Of Financial Instrument.	46,400	$ 42.1
Financial Assets	20,300
US Treasury bills
Financial assets
Purchase of financial assets	3,000
Proceeds from Expiration Of Financial Instrument.	3,000
Foreign currency in financial assets
Financial assets
Financial Assets	14,500			$ 17.0	45,600	$ 47.4
Current financial assets - Not generating exchange gain or loss
Financial assets
Financial Assets	€ 5,800				5,800
Term deposits
Financial assets
Financial Assets					€ 51,400